INCENTIVE PLANS - Performance Share Units (Details) (Performance Share Units)	12 Months Ended
Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Period used for calculation of performance goals	3 years
Number of shares of common stock equivalent to each target share	1
Minimum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of target shares earned	0.00%
Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of target shares earned	150.00%